Significant Accounting Policies: Inventory (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Inventory cost	$ 383,799	$ 221,548	$ 473,451
Allowance for obsolete inventory			$ 25,000